Other equity - Summary of Capital Reserve (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure Of Detailed Information About Capital Reserve Of Equity [Line Items]
Beginning balance	₨ 118,400		₨ 126,373	₨ 64,745
Acquisition of non-controlling interest	15		(1,343)	(9,865)
Ending balance	121,697	$ 1,460	118,400	126,373
Capital reserve
Disclosure Of Detailed Information About Capital Reserve Of Equity [Line Items]
Beginning balance	(5,497)		(5,573)	49
Acquisition of non-controlling interest	252		76	(5,618)
Recognition of non-controlling interests pursuant to the Transaction				(5)
Allocation to non-controlling interest	(17)		76	1
Ending balance	₨ (5,262)	$ (63)	₨ (5,497)	₨ (5,573)